Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of Impact on Consolidated Statement of Operations and Comprehensive Loss of restatement
	Three Months Ended			Nine Months Ended
	September 30, 2023			September 30, 2023
	As Filed	Adjustment	As Restated	As Filed	Adjustment	As Restated
Amortization and depreciation	$340	$61,812	$62,152	$871	$185,435	$186,306
Total operating expense	$9,156,070	$61,812	$9,217,882	$9,930,183	$185,435	$10,115,618
Loss from operations	$(9,021,243)	$(61,812)	$(9,083,055)	$(9,730,153)	$(185,435)	$(9,915,588)
Net loss	$(9,023,003)	$(61,812)	$(9,084,815)	$(9,732,672)	$(185,435)	$(9,918,107)

Schedule of Antidilutive Securities
	December 31	December 31
	2023	2022
	Shares	Shares
Convertible notes	300,000	194,444
Convertible Series C Preferred Stock	25,957,712	650,959
Convertible Series A Preferred Stock(1)	10,000,000,000	10,000,000,000
	10,026,257,712	10,000,845,403

Schedule of Restated loss from operations or net loss
	December 31, 2023			December 31, 2022
	As Filed	Adjustment	As Reclassified	As Filed	Adjustment	As Reclassified
Cost of revenue	$133,508	$(133,508)	$-	$1,893	$(1,893)	$-

Operating Expenses
Cost of revenue (exclusive of amortization and depreciation shown separately below)	-	193,876	193,876	-	56,338	56,338
Amortization and depreciation	-	248,510	248,510	-	803	803
General and administration	584,434	(261,574)	322,860	281,970	(25,284)	256,686
Marketing	148,289	-	148,289	96,553	-	96,553
Management compensation	180,000	-	180,000	2,100,000	-	2,100,000
Professional fees- related party	8,640,000	259,596	8,899,596	-	188,036	188,036
Professional fees	932,352	(306,900)	625,452	500,875	(218,000)	282,875
Total operating expenses	$10,485,075	$133,508	$10,618,583	$2,979,398	$1,893	$2,981,291

Schedule of Consolidated Statement of Cash Flows of restatement
	Nine Months
	September 30, 2023
	As Filed	Adjustment	As Restated

Cash Flows from Operating Activities:
Net loss	$(9,732,672)	$(185,435)	$(9,918,107)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	871	185,435	186,306
Net Cash used in Operating Activities	$(819,936)	$-	$(819,936)

	Year Ended
	December 31, 2022
	As Filed	Adjustment	As Reclassified
Cash Flows from Operating Activities:
Net loss	$(2,907,828)	$-	$(2,907,828)
Changes in operating assets and liabilities:
Digital currency	374	(47,350)	(46,976)
Related party advances funding operating expense	108,569	47,350	155,919
Net Cash used in Operating Activities	$(708,450)	$-	$(708,450)

Schedule of cost of revenue
	Years Ended
	December 31,
	2023	2022
Cost of inventory	$101,978	$21,431
Freight and shipping	14,494	8,674
Consulting and advisory	30,100	21,569
Royalty and sales commission	47,304	4,664
	$193,876	$56,338

Schedule of Reconciliation to Net Loss Per Common Share
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(655,238)	$(9,084,815)	$(5,082,352)	$(9,918,107)
Interest on convertible debts	20,879	276	21,014	1,035
Net loss - diluted	$(634,359)	$(9,084,539)	$(5,061,338)	$(9,917,072)

Denominator:
Weighted average common shares outstanding	36,563,020	97,545,388	54,993,582	96,366,267
Effect of dilutive shares
Convertible notes	2,101,413	300,000	705,584	300,000
Preferred stock	50,936,620	10,019,198,547	49,690,036	10,019,019,038
Common stock warrants	295,290	-	114,116	-
Diluted	89,896,343	10,117,043,935	105,503,318	10,115,685,305

Net income per common share:
Basic	$(0.02)	$(0.09)	$(0.09)	$(0.10)
Diluted	$(0.01)	$(0.00)	$(0.05)	$(0.00)

	Years Ended
	December 31,
	2023	2022
Numerator:
Net Loss	$(9,855,019)	$(2,907,828)
Net Loss - diluted	$(9,855,019)	$(2,907,828)

Denominator:
Weighted average common shares outstanding	96,663,470	62,254,977
Effect of dilutive shares
Convertible notes	273,683	69,954
Preferred stock	10,025,957,712	10,013,019,178
Diluted	10,122,894,865	10,075,344,109

Net loss per common share:
Basic	$(0.10)	$(0.05)
Diluted	$(0.00)	$(0.00)

Schedule of Impact on Consolidated Statement of Stockholders' Equity of restatement
	September 30, 2023
	As Filed	Adjustment	As Restated
Stockholders' equity:
Accumulated deficit	$(69,114,072)	$(185,435)	$(69,299,507)
Total stockholders' equity	$3,504,906	$(185,435)	$3,319,471

Summary of Impact on Consolidated Statement of Operations and Comprehensive Loss (Restated)
	Three Months Ended			Nine Months Ended
	September 30, 2023			September 30, 2023
	As Filed and Restated (*)	Adjustment	As Reclassified	As Filed and Restated (*)	Adjustment	As Reclassified

Revenue	$174,710	$-	$174,710	$258,660	$-	$258,660
Cost of revenue	39,883	(39,883)	-	58,630	(58,630)	-

	134,827	39,883	174,710	200,030	58,630	258,660

Operating expenses
Cost of revenue (exclusive of amortization and depreciation shown separately below)	-	103,290	103,290	-	171,641	171,641
Amortization and depreciation	62,152	-	62,152	186,306	-	186,306
General and administration	146,222	(58,692)	87,530	360,157	(120,949)	239,208
Marketing	-	18,656	18,656	-	58,474	58,474
Management compensation	180,000	-	180,000	180,000	-	180,000
Stock-based professional fees - related party	8,640,000	(8,640,000)	-	8,640,000	(8,640,000)	-
Professional fees- related party	-	8,688,629	8,688,629	-	8,845,464	8,845,464
Professional fees	189,508	(72,000)	117,508	749,155	(256,000)	493,155
Total operating expenses	9,217,882	39,883	9,257,765	10,115,618	58,630	10,174,248

Loss from operations	$(9,083,055)	$-	$(9,083,055)	$(9,915,588)	$-	$(9,915,588)

Schedule of deferred offering costs
	September 30	December 31
	2024	2023
Legal fees	$52,131	$-
Accounting fees	5,000	-
Total	$57,131	$-

Schedule of cost of revenue
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Cost of inventory	$98,637	$79,919	$233,362	$110,680
Freight and shipping	1,171	-	9,321	10,425
Consulting and advisory - related party	5,800	5,900	16,200	26,700
Royalty and sales commission - related party	20,456	17,471	83,192	23,836
Total cost of revenue	$126,064	$103,290	$342,075	$171,641

Schedule of antidilutive securities excluded from the computation of eps
	September 30,	September 30,
	2024	2023
	Shares	Shares
Convertible notes	2,802,500	300,000
Convertible Series C Preferred Stock	49,690,036	19,021,061
Common stock warrants	1,401,250	-
Convertible Series A Preferred Stock(1)	-	10,000,000,000
	53,893,786	10,019,321,061